Investments Accounted for Using the Equity Method - Equity in Affiliates and Joint Ventures (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Investments accounted for using the equity method [abstract]
Investments accounted for using the equity method, Affiliates	¥ 836,276	¥ 854,536
Investments accounted for using the equity method, Joint ventures	291,842	388,078
Investments accounted for using the equity method, Total	¥ 1,128,118	¥ 1,242,614	¥ 1,206,968